Stock Compensation (Details 3) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted Average Grant Date Share Price
Share-based Payment Arrangement, Expense	$ 235	$ 160
Options Exercisable	618,380
Restricted Stock [Member]
Shares Abstract
Restricted stock awards unvested, beginning balance	0	1,250
Granted	145,700	63,137
Vested	(145,700)	(64,387)
Restricted stock awards unvested, ending balance	0	0
Weighted Average Grant Date Share Price
Restricted stock awards unvested, beginning balance	$ 0	$ 1.02
Granted	1.42	1.36
Vested	1.42	1.30
Restricted stock awards unvested, ending balance	$ 0	$ 0
Share-based Payment Arrangement, Option [Member]
Weighted Average Grant Date Share Price
Number of option granted	72,000	57,000